Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.81%
Communication services: 7.19%
Interactive media & services: 5.00%
Alphabet Incorporated Class C †	15,217	$ 45,124,644
Media: 2.19%
Comcast Corporation Class A	383,518	19,724,331
Consumer discretionary: 13.03%
Automobiles: 4.80%
General Motors Company †	796,324	43,343,915
Hotels, restaurants & leisure: 2.59%
Expedia Group Incorporated †	141,992	23,344,905
Household durables: 3.07%
D.R. Horton Incorporated	310,725	27,738,421
Multiline retail: 2.57%
Dollar Tree Incorporated †	214,828	23,149,865
Consumer staples: 4.57%
Beverages: 1.05%
Keurig Dr. Pepper Incorporated	263,590	9,512,963
Food & staples retailing: 1.85%
Walmart Incorporated	111,395	16,644,641
Food products: 1.67%
Mondelez International Incorporated Class A	248,687	15,105,248
Energy: 5.96%
Oil, gas & consumable fuels: 5.96%
Chevron Corporation	138,334	15,837,860
ConocoPhillips	281,857	20,995,528
EOG Resources Incorporated	183,010	16,921,105
		53,754,493
Financials: 18.17%
Banks: 7.71%
Bank of America Corporation	864,689	41,314,840
JPMorgan Chase & Company	166,574	28,299,257
		69,614,097
Capital markets: 6.80%
Intercontinental Exchange Incorporated	199,364	27,603,939
The Goldman Sachs Group Incorporated	81,635	33,743,827
		61,347,766
Insurance: 3.66%
American International Group Incorporated	558,782	33,018,428
See accompanying notes to portfolio of investments

Allspring Classic Value Fund  |  1

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Health care: 12.00%
Health care equipment & supplies: 7.00%
Abbott Laboratories	96,494	$ 12,437,112
Medtronic plc	165,977	19,894,003
Stryker Corporation	66,667	17,738,089
Teleflex Incorporated	36,506	13,030,452
		63,099,656
Health care providers & services: 2.57%
Cigna Corporation	108,703	23,220,048
Pharmaceuticals: 2.43%
Merck & Company Incorporated	249,344	21,954,739
Industrials: 15.57%
Aerospace & defense: 2.57%
Raytheon Technologies Corporation	260,558	23,153,184
Commercial services & supplies: 2.23%
Waste Management Incorporated	125,720	20,144,116
Industrial conglomerates: 2.96%
Honeywell International Incorporated	122,189	26,712,959
Machinery: 5.47%
Caterpillar Incorporated	154,942	31,609,717
Stanley Black & Decker Incorporated	98,634	17,727,489
		49,337,206
Trading companies & distributors: 2.34%
AerCap Holdings NV †	357,783	21,123,508
Information technology: 18.88%
IT services: 5.47%
Fiserv Incorporated †	226,688	22,326,501
Visa Incorporated Class A	127,717	27,046,629
		49,373,130
Semiconductors & semiconductor equipment: 2.32%
NXP Semiconductors NV	103,989	20,887,231
Software: 11.09%
Microsoft Corporation	138,310	45,866,362
PTC Incorporated †	96,858	12,334,866
Salesforce.com Incorporated †	139,614	41,840,920
		100,042,148
Materials: 0.95%
Chemicals: 0.95%
FMC Corporation	94,031	8,557,761
See accompanying notes to portfolio of investments

2  |  Allspring Classic Value Fund

Portfolio of investments—October 31, 2021 (unaudited)

	Shares	Value
Utilities: 3.49%
Electric utilities: 3.49%
NextEra Energy Incorporated	368,754	$ 31,465,779
Total Common stocks (Cost $639,263,763)		900,495,182

		Yield
Short-term investments: 0.31%
Investment companies: 0.31%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	2,749,385	2,749,385
Total Short-term investments (Cost $2,749,385)				2,749,385
Total investments in securities (Cost $642,013,148)	100.12%			903,244,567
Other assets and liabilities, net	(0.12)			(1,070,713)
Total net assets	100.00%			$902,173,854

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,505,493	$41,058,934	$(49,815,042)	$0	$0	$2,749,385	2,749,385	$536
See accompanying notes to portfolio of investments

Allspring Classic Value Fund  |  3

Notes to portfolio of investments—October 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

4  |  Allspring Classic Value Fund

Notes to portfolio of investments—October 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$64,848,975	$0	$0	$64,848,975
Consumer discretionary	117,577,106	0	0	117,577,106
Consumer staples	41,262,852	0	0	41,262,852
Energy	53,754,493	0	0	53,754,493
Financials	163,980,291	0	0	163,980,291
Health care	108,274,443	0	0	108,274,443
Industrials	140,470,973	0	0	140,470,973
Information technology	170,302,509	0	0	170,302,509
Materials	8,557,761	0	0	8,557,761
Utilities	31,465,779	0	0	31,465,779
Short-term investments
Investment companies	2,749,385	0	0	2,749,385
Total assets	$903,244,567	$0	$0	$903,244,567
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2021, the Fund did not have any transfers into/out of Level 3.

Allspring Classic Value Fund  |  5